Stockholders' Deficit (Tables)	12 Months Ended
Dec. 31, 2015
Stockholders' Deficit [Abstract]
Schedule of outstanding warrants
Balance – December 31, 2008	-	-
Issued – in the 26.6 units	10,640	$25.00
Issued – to Placement Agent	2,901	$25.00
Balance – December 31, 2009	13,541	$25.00
Balance – December 31, 2010	13,541	$25.00
Issued – for public relations	1,600	$125.00
Balance – December 31, 2011	15,541	$35.00
Balance – December 31, 2012	15,541	$35.00
Balance – December 31, 2013	15,541	$35.00
Balance – December 31, 2014	15,541	$35.00
Balance – December 31, 2015	15,541	$35.00

Summary of stock option activity under the Company's stock option plan
	Number of Options/Shares	Range of Exercise Prices	Weighted- Average Exercise Price

Outstanding as of December 31, 2014	9,800	$12.50	$12.50
Options granted	-	$0.00	$0.00
Options exercised	-	$0.00	$0.00
Options forfeited/expired/cancelled	-	$0.00	$0.00
Outstanding as of December 31, 2015	9,800	$12.50	$12.50
Exercisable as of December 31, 2015	8,330	$12.50	$12.50
Exercisable as of December 31, 2014	3,920	$12.50	$12.50

Schedule of stock options outstanding
Exercise Price	Number of Options Outstanding	Weighted-Average Remaining Contractual Life (years)	Number of Options Exercisable
$12.50	9,800	3.42	8,330
	9,800	3.42	8,330